Intangible Assets, Net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Cost:
Total cost	¥ 35,729		¥ 35,721
Less: Accumulated amortization	(21,058)		(17,811)
Intangible assets, net	14,671	$ 2,022	17,910
Trademark [Member]
Cost:
Total cost	482		474
License [Member]
Cost:
Total cost	3,530		3,530
Dealership [Member]
Cost:
Total cost	¥ 31,717		¥ 31,717